Warrants (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014
Class of Warrant or Right [Line Items]
Warrant, Beginning	7,075,000
Warrant, Ending	19,164,000
Warrant Liability, Beginning	$ 16,600,500	[1]
Warrant Liability, Fair value adjustment	29,215,500
Warrant Liability, after fair value adjustment	34,950,500
Warrant Liability, Ending	94,859,540
(Loss)/gain recognized on fair value adjustment	(47,271,140)
Fair Value Adjustments other than adjustment for Issued
Class of Warrant or Right [Line Items]
Warrant Liability, Fair value adjustment	18,350,000
(Loss)/gain recognized on fair value adjustment	(18,350,000)	[2]
Fields Texas
Class of Warrant or Right [Line Items]
Warrant, issued	6,230,750
Warrant Liability, Issued	30,799,905	[3]
(Loss)/gain recognized on fair value adjustment	(30,799,905)	[4]
Other Advisory
Class of Warrant or Right [Line Items]
Warrant, issued	383,250
Warrant Liability, Issued	1,908,585
(Loss)/gain recognized on fair value adjustment	(1,908,585)	[4]
2014 Private Placements [Member]
Class of Warrant or Right [Line Items]
Warrant, issued	5,475,000
Warrant Liability, Issued	27,200,550
(Loss)/gain recognized on fair value adjustment	$ 3,787,350	[5]

[1]	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
[2]	Includes $894,140 related to warrants issued to William Fields pursuant to his role as a director of the Company included in Selling, general and administrative expense and $17,455,860 included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
[3]	Additional warrants represent 5,730,750 warrants issued pursuant to the anti-dilution provisions associated with the warrants issued on December 27, 2013 and 500,000 warrants issued for 2014 advisory services also pursuant to the strategic partnership agreement.
[4]	Included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
[5]	Included in interest expense, net in the accompanying statements of operations and comprehensive income.